PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Advances for purchasing cars	$ 41,700	$ 25,017
Others	1,924	2,569
Total	$ 43,624	$ 27,586	$ 38,714